Statement of Compliance (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure Of Accounting Policies [Abstract]
Summary of Details of the Company's Subsidiary
Details of the Company’s subsidiary as of June 30, 2020 are as follows:

	Date of incorporation	Percent of ownership interest	Accounting method
ERYTECH Pharma, Inc. Registered office: Cambridge, Massachusetts, United States	April 2014	100%	Fully consolidated

Summary of Accounting Policy for Exchange Rates
The exchange rates used for the translation of the financial statements of ERYTECH Pharma, Inc. are as follows:

Exchange rate (USD per EUR)	June 30, 2019	December 31, 2019	June 30, 2020
Weighted average rate	1.1298	1.1196	1.1015
Closing rate	1.1380	1.1234	1.1198

Summary of Geographical Segment Information	Information per geographical segment

Revenues from licenses or other contracts (amounts in thousands of euros)	06/30/2019 (6 months)	06/30/2020 (6 months)
France	70	61
United States	880	99

Total	950	160